Taxes on Earnings (Detail 2)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Differences between the U.S. federal statutory income tax rate and HP's effective tax rate
U.S. federal statutory income tax rate from continuing operations (as a percent)	35.00%	35.00%	35.00%
State income taxes from continuing operations, net of federal tax benefit (as a percent)	(6.10%)	0.50%	(0.10%)
Lower rates in other jurisdictions, net (as a percent)	(1.20%)	(11.60%)	(17.30%)
Research and development ("R&D") credit (as a percent)	(0.20%)	(0.20%)	(1.20%)
Valuation allowances (as a percent)	(48.00%)		1.30%
Uncertain tax positions	11.10%	(1.60%)	(4.70%)
Other, net (as a percent)	4.10%	2.20%	6.50%
Effective tax rate (as a percent)	(5.30%)	24.30%	19.50%